DERIVATIVE INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2012
DERIVATIVE INSTRUMENTS [Abstract]
Schedule of the fair value of outstanding foreign currency cash flows hedges
	June 30,	December 31,
	2012	2011
	Unaudited	Audited

Derivatives designated as cash flow hedging instruments

Other accounts payable and accrued expenses	$(534)	$(659)

Total	$(534)	$(659)

Schedule of changes in net unrealized gains on foreign currency cash flows hedges

	Six months ended	Year ended
	June 30,	December 31,
	2012	2011
	Unaudited	Audited

Net unrealized gains (losses) on cash flow hedges as of beginning balance *)	$(659)	$293
Gains (losses) recognized in accumulated other comprehensive income	503	(1,282)
Realized gains (losses) reclassified into earnings	(378)	330

Net unrealized losses on cash flow hedges as of ending balance *)	$(534)	$(659)

*) Excludes tax effect.